SCHEDULE OF SUBSIDIARIES (Details)			12 Months Ended
		Oct. 03, 2025 shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2026 £ / shares shares	Mar. 31, 2026 € / shares shares	Mar. 31, 2026 лв / shares shares	Sep. 08, 2025 shares	Jul. 22, 2025 shares	Mar. 31, 2025 £ / shares shares	Jan. 23, 2025 $ / shares shares	Jan. 21, 2025 shares	Dec. 20, 2024 $ / shares shares	Jul. 26, 2024 $ / shares	Jul. 15, 2024 shares
IfrsStatementLineItems [Line Items]
Number of shares issued		62,074	29,100,941	22,993,763	29,100,941	29,100,941	29,100,941	201,950,104	2,250,000	22,993,763	2,250,000	731,707	2,347,134
Par value per share | $ / shares											$ 0.00005		$ 2.17
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															6,869,960
Par value per share | $ / shares			$ 0.00005											$ 0.00005
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation	[1]		Hong Kong
Principal activities	[1]		Provision of ESG reporting solutions services
Percentage of ownership interest	[1]		100.00%	100.00%
Par value per share | $ / shares			$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	[1]		19,907	19,907	19,907	19,907	19,907			19,907
Diginex USA, LLC [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			United States of America
Principal activities			Provision of ESG reporting solutions services
Percentage of ownership interest			100.00%	100.00%
Diginex USA, LLC [member] | Class A units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,000	1,000	1,000	1,000	1,000			1,000
Par value per share | $ / shares			$ 10	$ 10
Diginex Services Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			United Kingdom
Principal activities			Provision of ESG reporting solutions services
Par value per share | £ / shares					£ 1					£ 1
Percentage of ownership interest			100.00%	100.00%
Diginex MENA Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation	[1]		Abu Dhabi
Principal activities	[1]		Inactive
Percentage of ownership interest	[1]		100.00%
Diginex MENA Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	[1]		100		100	100	100
Par value per share | $ / shares	[1]		$ 1
Matter DKApS [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			Denmark
Principal activities			Provision of commercial ESG data and analytics platform service
Number of shares issued		1,055,272
Percentage of ownership interest		100.00%	100.00%
Matter DKApS [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			10,923,682		10,923,682	10,923,682	10,923,682
Par value per share | $ / shares			$ 0.01
Remedy project limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			Hong Kong
Principal activities			Provision of human rights risk assessment and worker-centered remediation protocols
Percentage of ownership interest			100.00%
Remedy project limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			100		100	100	100
Plan A Earth gmbH [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			Germany
Principal activities			Provision of carbon accounting and ESG reporting services
Par value per share | € / shares						€ 1
Percentage of ownership interest			100.00%
Plan A Earth gmbH [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			94,703		94,703	94,703	94,703
PlanA Earth SAS [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			France
Principal activities			Provision of carbon accounting and ESG reporting services
Par value per share | € / shares						€ 1
Percentage of ownership interest			100.00%
PlanA Earth SAS [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			5,000		5,000	5,000	5,000
Plan a Earth Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			United Kingdom
Principal activities			Provision of carbon accounting and ESG reporting services
Par value per share | £ / shares					£ 1
Percentage of ownership interest			100.00%
Plan a Earth Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			5,000		5,000	5,000	5,000
Plan A earth EOOD [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation			Bulgaria
Principal activities			Provision of carbon accounting and ESG reporting services
Par value per share | лв / shares							лв 1
Percentage of ownership interest			100.00%
Plan A earth EOOD [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			5,000		5,000	5,000	5,000

[1]	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.